Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,331,207,000	$ 1,800,893,000
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $352 (net of accumulated income tax recovery of $734 as at September 30, 2018)	1,486,000	(2,616,000)
Settlement of derivative financial instruments	554,000	2,430,000
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	616,428,000	539,697,000
Available credit facility	1,155,369,000	1,295,595,000
Trade receivables	979,728,000	1,126,772,000
Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 318,600,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 332,533,000	$ 491,651,000
Senior U.S. unsecured notes | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	634,095,000
Hedges of net investments in European operations | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	632,762,000
At fair value | Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	554,000
At fair value | Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $352 (net of accumulated income tax recovery of $734 as at September 30, 2018)	$ 1,418,000